Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions

NOTE	14 – RELATED PARTY TRANSACTIONS
The Company has engaged in the following significant related party transactions in the three and nine months ended September 30, 2021 and 2020:

•
The Company’s corporate campus is located in buildings and on land that are owned by entities controlled by the Company’s founder and its CEO and leased by the Company from these entities. The Company also makes leasehold improvements to these properties for the benefit of the Company, for which the Company is responsible pursuant to the terms of the lease agreements;

•	Legal services are provided to the Company by a law firm in which the Company’s founder is a partner;

•	The Company leases two aircraft owned by entities controlled by the Company’s CEO to facilitate travel of Company executives for business purposes;

•
Home appraisal contracting and review services are provided by home appraisal management companies partially owned by the Company’s CEO (prior to March 31, 2021) and his brother; an executive of the Company and a member of the board of directors of UWM Holdings Corporation was also on the board of directors of one of these home appraisal management companies. Each agreement with the home appraisal management companies is for an initial twelve-month term which automatically renews for successive twelve month periods unless sooner terminated by the Company upon prior notice. Additionally, each such agreement is on substantially similar terms and conditions, including with regard to pricing, as the Company’s other agreements for such services. The CEO’s interest was disposed of as of March 31, 2021.

•
Employee lease agreements, pursuant to which the Company’s team members provide certain administrative services to entities controlled by the Company’s founder and its CEO in exchange for fees paid by these entities to the Company.

For the three months ended September 30, 2021 and 2020, the
Company incurred approximately $3.6 million and $4.6 million, respectively, in operating expenses with various companies related through common ownership. The Company incurred expenses of approximately $3.3 million in re nt
 and other occupancy related expenses, $0.2 million in legal fees and $0.1 million in other general and administrative expenses for the three months ended
September
 30, 2021. The Company incurred expenses of approximately $3.8 million in rent

and other occupancy related expenses,
$0.2 million in legal fees, $0.1 million primarily related to direct origination costs and $0.5 million in other general and administrative expenses for the three months ended September 30, 2020.
For the nine months ended September 30, 2021 and 2020, the Company incurred approximately
$12.1 million and $11.3 million, respectively, in operating expenses with various companies related through common ownership. The Company incurred expenses of approximately $11.0 million in rent and other occupancy related expenses, $0.5 million in legal fees, $0.1 million primarily related to direct origination costs and $0.5 million in other general and administrative expenses for the nine months ended September 30, 2021. The Company incurred expenses of approximately
$10.0 million in rent and other occupancy related expenses, $0.5 million in legal fees, $0.3 million primarily related to direct origination costs and $0.5 million in other general and administrative expenses for the nine months ended September 30, 2020.

United Wholesale Mortgage L L C [Member]
Related Party Transactions
NOTE 15– RELATED PARTY TRANSACTIONS
The Company has engaged in the following significant related party transactions in 2020 and 2019:

•	The Company’s corporate campus is located in buildings that are owned by entities controlled by the Company’s founder and its CEO and leased by the Company from these entities;

•	Legal services are provided to the Company by a law firm in which the Company’s founder is a partner;

•	The Company leases an aircraft owned by an entity controlled by the Company’s CEO to facilitate travel of Company executives for business purposes;

•
Home appraisal contracting and review services are provided by home appraisal management companies partially owned by the Company’s CEO and his brother; an executive of the Company and a member of the board of directors of UWM Holdings Corporation is also on the board of directors of one of these home appraisal management companies.

For the years ended December 31, 2020 and 2019, the Company incurred approximately $15.0 million and $11.2 million, respectively, in operating expenses with various companies related through common ownership. The Company incurred expenses of approximately $13.4 million in rent and other occupancy related expenses, $0.6 million in legal fees, $0.4 million primarily related to direct origination costs and $0.6 million in other general and administrative expenses for the year ended December 31, 2020. The Company incurred expenses of approximately $10.0 million in rent and other occupancy related expenses, $0.6 million in legal fees, $0.4 million primarily related to direct origination costs and $0.2 million in other general and administrative expenses for the year ended December 31, 2019.
Pursuant to line of credit agreements entered into, primarily in 2020, between the Company, its founder, its CEO, and the CEO’s brother and certain entities controlled by these individuals, the Company borrowed and repaid $297.0 million in the first half of 2020. These borrowings and repayments are reflected in the “Borrowings under operating lines of credit” and “Repayments under operating lines of credit” line items within the financing section of the 2020 consolidated statement of cash flows. The Company also incurred approximately $1.0 million of interest expense in 2020 related to these lines of credit. As of December 31, 2020, no amount was outstanding under these line of credit agreements, as they were terminated in the second quarter of 2020.